RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 6,209		¥ 1,761	¥ 0
Loans from related parties	3,113	$ 477	230	70,765
Amounts due from related parties
Amounts due from related parties	542		130,722		$ 83
Amounts due to related parties
Amounts due to related parties	8,785		872		$ 1,346
Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	70,481		106,348	133,165
Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	6,209		1,761
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	542		123,947	11,550
Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	3,113		230	70,765
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd
Amounts due to related parties
Amounts due to related parties	3,442		722
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	55,207		81,206	77,984
Shanghai Jiayin Finance Services Co., Ltd
Amounts due from related parties
Amounts due from related parties			1,564
Amounts due to related parties
Amounts due to related parties	2,150
Shanghai Jiayin Finance Services Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	5,845		8,280	13,806
Shanghai Jiayin Finance Services Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			909
Shanghai Shilupan Technology Co., Ltd. | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			7,863	17,202
Jiayin (Shanghai) Finance Information Service Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	9,004		6,548	2,459
Li Mahui Technology Co. Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties	425
Kailiantong Payment Service Co., Ltd.
Amounts due from related parties
Amounts due from related parties			1,050
Kailiantong Payment Service Co., Ltd. | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			2,255	8,065
Kailiantong Payment Service Co., Ltd. | Services Provided To Related Parties
Related Party Transaction [Line Items]
Services provided to related parties	6,209		1,761
Jiayin Credit Investigation Service Co., Ltd
Amounts due from related parties
Amounts due from related parties			131
Amounts due to related parties
Amounts due to related parties	80
Jiayin Credit Investigation Service Co., Ltd | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties			196	10,513
Jiayin Credit Investigation Service Co., Ltd | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties			80	70,765
Geerong Yun (Shanghai) Enterprise Development Co., Ltd. | Services Provided By Related Parties
Related Party Transaction [Line Items]
Services provided by related parties				3,136
Geerong Yun (Shanghai) Enterprise Development Co., Ltd. | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties				3,850
Subsidiary Shareholder
Amounts due from related parties
Amounts due from related parties	463
Amounts due to related parties
Amounts due to related parties	3,113
Subsidiary Shareholder | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	463
Subsidiary Shareholder | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties	3,113
China Smartpay Group Holdings Limited
Amounts due from related parties
Amounts due from related parties			124,862
China Smartpay Group Holdings Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			119,924
Subsidiary Director
Amounts due from related parties
Amounts due from related parties	79
Subsidiary Director | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	¥ 79
GAYANG (Hong Kong) Co., Limited
Amounts due from related parties
Amounts due from related parties			1,716
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			1,716
Shanghai Jiajie Assets Management Co., Ltd
Amounts due from related parties
Amounts due from related parties			800
Shanghai Jiajie Assets Management Co., Ltd | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			800	¥ 7,700
SG Fintech Joint Stock Company
Amounts due from related parties
Amounts due from related parties			599
SG Fintech Joint Stock Company | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			598
Jiayin Financial Leasing (Shanghai) Co., Ltd
Amounts due to related parties
Amounts due to related parties			150
Jiayin Financial Leasing (Shanghai) Co., Ltd | Loans From Related Parties
Related Party Transaction [Line Items]
Loans from related parties			¥ 150